SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2020
Disclosure Of Supplemental Cash Flow Information [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION [Text Block]

23. SUPPLEMENTAL CASH FLOW INFORMATION

Changes in non-cash balances related to operations are as follows:

	2020	2019
Decrease (Increase) in funds receivable from payment processors	$8,507	$(790)
Decrease (Increase) in accounts receivable	18,305	(12,546)
(Increase) Decrease in prepaid taxes	(1,566)	189
(Increase) Decrease in prepaid expenses and other assets	(1,094)	1,356
Decrease (Increase) in other assets	14	(216)
(Decrease)Increase in accounts payable and accrued liabilities	(8,031)	4,277
(Decrease) Increase in income taxes payable	(1,837)	2,209
Increase (Decrease) in other liabilities	12	(800)
(Decrease)Increase in payable to loyalty program partners	(27,641)	8,521
	$(13,331)	$2,200